UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Roy V. Washington
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Roy Washington,  Houston, TX    July 27, 2009


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total: 399888


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
ISHARES TR                      RUSSELL 1000GRW  464287614    42708   1040900 SH        SOLE         1040900
PROSHARES TR                    PSHS ULSHRUS2000 74347R834    10622    248350 SH        SOLE          248350
PROSHARES TR                    PSHS ULTRA O&G   74347R719    28376   1069600 SH        SOLE         1069600
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    69973   1853097 SH        SOLE         1853097
SPDR GOLD TRUST             	GOLD SHS         78463V107    60540    663956 SH        SOLE          663956
ISHARES TR                      BARCLYS 20+ YR   464287432   136423   1442566 SH        SOLE         1442566
ISHARES INC                     MSCI HONG KONG   464286871    23611   1718400 SH        SOLE         1718400
CLAYMORE EXCHANGE TRADED FD     BNY BRI&C PTF    18383M100    13913    433300 SH        SOLE          433300
ISHARES TR                      MSCI EMERG MKT   464287234     9311    288900 SH        SOLE          288900
PROSHARES TR                    PSHS REAL ESTAT  74347R552     4410    224100 SH        SOLE          224100